Operating Segments (Details) - USD ($) $ in Millions		3 Months Ended										12 Months Ended
		Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings [Abstract]
Revenues												$ 117,386		$ 117,184		$ 113,245	$ 112,588	$ 110,062
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												8,186		10,263		9,100
Net earnings (loss)		$ 6,403		$ 2,545	$ (1,134)	$ (13,608)	$ 5,339		$ 3,508	$ 3,546	$ 2,952	(5,795)		15,345		13,355
Benefit (provision) for income taxes												6,485		773		1,219
Interest And Other Financial Charges												3,463		2,723		2,870
Statement of Financial Position [Abstract]
Assets		492,692	[1]				654,954	[1]				492,692	[1]	654,954	[1]	663,247
Financing receivables, net		12,052					13,445					12,052		13,445
Depreciation and Amortization												6,499		6,421		6,581
Property Plant and Equipment Additions												13,911		7,247		7,685
Property, Plant and Equipment, Net		54,095					48,070					54,095		48,070
Liabilities	[1]	389,582					518,023					389,582		518,023
Debt							12,057							12,057
US
Earnings [Abstract]
Revenues												53,238		51,147		49,356
Statement of Financial Position [Abstract]
Property, Plant and Equipment, Net		14,273					9,868					14,273		9,868		10,065
Non U.S.
Earnings [Abstract]
Revenues												64,148		66,038		63,888
Statement of Financial Position [Abstract]
Property, Plant and Equipment, Net		39,822					38,202					39,822		38,202		40,165
Power
Earnings [Abstract]
Revenues												20,728		19,802		18,615
Statement of Financial Position [Abstract]
Assets		51,674					26,698					51,674		26,698		26,168
Depreciation and Amortization												712		563		593
Property Plant and Equipment Additions												2,122		578		685
Renewable Energy
Earnings [Abstract]
Revenues												6,261		6,386		4,807
Statement of Financial Position [Abstract]
Assets		8,726					3,572					8,726		3,572		3,269
Depreciation and Amortization												116		113		73
Property Plant and Equipment Additions												999		41		23
Oil & Gas
Earnings [Abstract]
Revenues												16,063		18,683		16,970
Statement of Financial Position [Abstract]
Assets		26,126					27,329					26,126		27,329		26,250
Depreciation and Amortization												596		585		481
Property Plant and Equipment Additions												422		656		1,191
Energy Management
Earnings [Abstract]
Revenues												6,600		6,429		6,720
Statement of Financial Position [Abstract]
Assets		16,808					10,976					16,808		10,976		10,305
Depreciation and Amortization												322		313		323
Property Plant and Equipment Additions												1,073		176		137
Aviation
Earnings [Abstract]
Revenues												24,242		23,298		21,411
Statement of Financial Position [Abstract]
Assets		34,524					33,716					34,524		33,716		32,273
Depreciation and Amortization												855		824		677
Property Plant and Equipment Additions												1,260		1,197		1,178
Healthcare
Earnings [Abstract]
Revenues												17,633		18,293		18,186
Statement of Financial Position [Abstract]
Assets		28,162					29,227					28,162		29,227		27,858
Depreciation and Amortization												799		843		861
Property Plant and Equipment Additions												284		405		316
Transporation
Earnings [Abstract]
Revenues												5,932		5,652		5,874
Statement of Financial Position [Abstract]
Assets		4,368					4,449					4,368		4,449		4,418
Depreciation and Amortization												179		169		166
Property Plant and Equipment Additions												202		128		282
Appliances & Lighting
Earnings [Abstract]
Revenues												8,729		8,383		8,313
Statement of Financial Position [Abstract]
Assets		4,702					4,560					4,702		4,560		4,306
Depreciation and Amortization												103		235		300
Property Plant and Equipment Additions												275		359		405
GE Industrial
Earnings [Abstract]
Revenues												106,188		106,926		100,896
Capital
Earnings [Abstract]
Revenues												9,650		10,283		10,427
Benefit (provision) for income taxes												4,979		(861)		(448)
Interest And Other Financial Charges												2,301		1,638		2,021
Statement of Financial Position [Abstract]
Assets		316,686					503,179					316,686		503,179		520,399
Depreciation and Amortization												2,584		2,612		2,847
Property Plant and Equipment Additions												7,570		3,818		3,274
Corporate
Earnings [Abstract]
Revenues												1,548		(25)		1,922
Benefit (provision) for income taxes												1,506		1,634		1,667
Interest And Other Financial Charges												1,162		1,085		849
Statement of Financial Position [Abstract]
Assets		916					11,249					916		11,249		8,001
Depreciation and Amortization												231		164		258
Property Plant and Equipment Additions												(297)		(111)		194
Operating Segments [Member]
Earnings [Abstract]
Revenues												119,597		121,047		114,650	113,816	106,918
Benefit (provision) for income taxes												1,506		1,634		1,667	2,013	4,839
Interest And Other Financial Charges												(1,706)		(1,579)		(1,333)	(1,353)	(1,299)
Operating Segments [Member] | Power
Earnings [Abstract]
Revenues												21,490		20,580		19,315	20,364	20,335
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												31
Operating Segments [Member] | Renewable Energy
Earnings [Abstract]
Revenues												6,273		6,399		4,824	7,373	4,924
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												1
Operating Segments [Member] | Oil & Gas
Earnings [Abstract]
Revenues												16,450		19,085		17,341	15,539	13,874
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												7
Operating Segments [Member] | Energy Management
Earnings [Abstract]
Revenues												7,600		7,319		7,569	7,412	6,422
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												17
Operating Segments [Member] | Aviation
Earnings [Abstract]
Revenues												24,660		23,990		21,911	19,994	18,859
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												88
Operating Segments [Member] | Healthcare
Earnings [Abstract]
Revenues												17,639		18,299		18,200	18,290	18,083
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												43
Statement of Financial Position [Abstract]
Assets		28,162					$ 29,227					28,162		29,227		27,858
Operating Segments [Member] | Transporation
Earnings [Abstract]
Revenues												5,933		5,650		5,885	5,608	4,885
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												0
Operating Segments [Member] | Appliances & Lighting
Earnings [Abstract]
Revenues												8,751		8,404		8,338	7,967	7,692
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												60
Operating Segments [Member] | GE Industrial
Earnings [Abstract]
Revenues												108,796		109,727		103,383	102,548	95,074
Operating Segments [Member] | Capital
Earnings [Abstract]
Revenues												10,801		11,320		11,267	11,268	11,843
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												347
Operating Segments [Member] | Corporate
Earnings [Abstract]
Revenues												(2,211)		(3,863)		(1,405)	$ (1,228)	$ 3,145
Intersegment
Earnings [Abstract]
Revenues												0		0		0
Intersegment | Power
Earnings [Abstract]
Revenues												762		778		700
Intersegment | Renewable Energy
Earnings [Abstract]
Revenues												12		14		17
Intersegment | Oil & Gas
Earnings [Abstract]
Revenues												387		402		371
Intersegment | Energy Management
Earnings [Abstract]
Revenues												1,000		890		848
Intersegment | Aviation
Earnings [Abstract]
Revenues												418		692		500
Intersegment | Healthcare
Earnings [Abstract]
Revenues												7		6		14
Intersegment | Transporation
Earnings [Abstract]
Revenues												1		(2)		12
Intersegment | Appliances & Lighting
Earnings [Abstract]
Revenues												22		22		25
Intersegment | GE Industrial
Earnings [Abstract]
Revenues												2,608		2,801		2,486
Intersegment | Capital
Earnings [Abstract]
Revenues												1,151		1,037		841
Intersegment | Corporate
Earnings [Abstract]
Revenues												(3,759)		$ (3,838)		$ (3,327)
Associated Companies | Operating Segments [Member] | Power
Statement of Financial Position [Abstract]
Assets		469										469
Associated Companies | Operating Segments [Member] | Renewable Energy
Statement of Financial Position [Abstract]
Assets		36										36
Associated Companies | Operating Segments [Member] | Oil & Gas
Statement of Financial Position [Abstract]
Assets		143										143
Associated Companies | Operating Segments [Member] | Energy Management
Statement of Financial Position [Abstract]
Assets		743										743
Associated Companies | Operating Segments [Member] | Aviation
Statement of Financial Position [Abstract]
Assets		1,400										1,400
Associated Companies | Operating Segments [Member] | Healthcare
Statement of Financial Position [Abstract]
Assets		571										571
Associated Companies | Operating Segments [Member] | Transporation
Statement of Financial Position [Abstract]
Assets		6										6
Associated Companies | Operating Segments [Member] | Appliances & Lighting
Statement of Financial Position [Abstract]
Assets		59										59
Associated Companies | Operating Segments [Member] | Capital
Statement of Financial Position [Abstract]
Assets		$ 7,546										$ 7,546

[1]	(a) Our consolidated assets at December 31, 2015 included total assets of $8,542 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included current receivables and net financing receivables of $4,387 million and investment securities of $1,404 million within contin uing operations and assets of discontinued operations of $1,798 million. Our consolidated liabilities at December 31, 2015 included liabilities of certain VIEs for which the VIE creditors do not have recourse to GE. These liabilities included non-recourse borro wings of consolidated securitization entities (CSEs) of $3,083 million within continuing operations and non-recourse borrowings of CSEs within discontinued operations of $794 million. See Note 21 .